Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
January 1, 2017~December 31, 2017	$ 1,623
January 1, 2018~December 31, 2018	620
January 1, 2019~December 31, 2019	336
January 1, 2020~December 31, 2020	193
January 1, 2021~December 31, 2021	169
January 1, 2022~December 31, 2024	388
Operating Leases, Future Minimum Payments Due	$ 3,329